UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

Item 1. Proxy Voting Records.

Franklin Strategic Mortgage Portfolio

AGNC INVESTMENT CORP. Meeting Date: DEC 09, 2016 Record Date: OCT 24, 2016 Meeting Type: SPECIAL
Ticker: AGNC Security ID: 00123Q104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Omnibus Stock Plan	Management	For	For

AGNC INVESTMENT CORP. Meeting Date: APR 20, 2017 Record Date: FEB 24, 2017 Meeting Type: ANNUAL
Ticker: AGNC Security ID: 00123Q104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Gary D. Kain	Management	For	For
1.2	Elect Director Morris A. Davis	Management	For	For
1.3	Elect Director Larry K. Harvey	Management	For	For
1.4	Elect Director Prue B. Larocca	Management	For	For
1.5	Elect Director Paul E. Mullings	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Against
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Ratify Ernst & Young LLP as Auditors	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Strategic Mortgage Portfolio

By (Signature and Title)* /s/Matthew T. Hinkle

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 28, 2017

* Print the name and title of each signing officer under his or her signature.